Alcon subsidiaries and associated companies (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) associated_company
Disclosure of subsidiaries [line items]
Total asset and net sales threshold | $	$ 5
Number of investments in associated companies | associated_company	3
Alcon Laboratorios Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories (Australia) Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Ophthalmika GmbH
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories Belgium BVBA
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon NV
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Brasil Cuidados com a Saúde Ltda.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Aerie Pharmaceuticals Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratorios Chile Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon (China) Ophthalmic Product Co., Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Hong Kong Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Laboratorios Alcon de Colombia S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Pharmaceuticals (Czech Republic) s.r.o.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Nordic A/S
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
AlconLab Ecuador S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Laboratoires Alcon S.A.S.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Deutschland GmbH
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
CIBA Vision GmbH
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
WaveLight GmbH
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories Hellas- Single Member Commercial and Industrial S.A.C.I.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Hungary Pharmaceuticals Trading Limited Liability Company
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories (India) Private Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
PT. CIBA Vision Batam
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories Ireland Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Aerie Pharmaceuticals Ireland Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
BELKIN Vision Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Italia S.p.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Japan Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories (Malaysia) Sdn. Bhd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
CIBA Vision Johor Sdn. Bhd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratorios, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Finance B.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Nederland B.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories (New Zealand) Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Centroamerica S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Pharmaceutical del Peru S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories (Philippines), Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Polska Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon (Puerto Rico), Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Romania S.R.L.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Farmacevtika LLC
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Pte Ltd
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Singapore Manufacturing Pte Ltd
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
CIBA Vision Asian Manufacturing and Logistics Pte Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories (South Africa) (Pty) Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Korea Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Healthcare S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Grieshaber AG
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Management SA
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Pharmaceuticals Ltd.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Services AG
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Switzerland SA
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories (Thailand) Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratuvarlari Ticaret A.S.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Ukraine LLC
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Eye Care UK Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Aerie Distribution, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Aerie Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Finance Corporation
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratories, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon RefractiveHorizons, LLC
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Research, LLC
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Vision, LLC
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
CIBA Vision, LLC
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
WaveLight, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Ivantis, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
MDBackline, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
PowerVision, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Tear Film Innovations, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
TrueVision Systems, Inc.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%
Alcon Laboratorios Uruguay S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary (as a percent)	100.00%